Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Foreign Currency Exchange Rates

The exchange rates applied are as follows:

	Three months ended March 31, 2015	Three months ended March 31, 2014
Period end RMB exchange rate	6.1091	6.1619
Average RMB exchange rate	6.1358	6.1158

Period end HK$ exchange rate	7.7542	7.7570
Average HK$ exchange rate	7.7553	7.7590

The exchange rates applied are as follows:

	Year ended December 31, 2014	October 25, 2013 (inception) through December 31, 2013

Period end RMB exchange rate	6.1829	6.1934
Average RMB exchange rate	6.1390	6.2715
Period end HK$ exchange rate	7.7676	7.7610
Average HK$ exchange rate	7.7666	7.7672